Property, plant and equipment - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, plant and equipment
Property, plant and equipment (owned assets)	€ 28,788	€ 28,670
Right-of-use assets	12,016	12,573
Total property, plant and equipment	40,804	41,243
Additions to right-of-use assets	3,828	5,306
Depreciation, right-of-use assets	€ 3,944	€ 3,914